Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025
Segment Reporting [Abstract]
General and administrative	$ 4,680,539	$ 143,769	$ 328,469	$ 5,416,619
Research and development	315,075		3,650	156,462
Sales and marketing	1,453,172	59,955		1,168,108
Operating loss	(6,567,681)	(203,724)	$ (332,119)	$ (6,741,189)
Depreciation and amortization	$ 118,895